RELATED PARTY TRANSACTIONS (Details) (USD $)			3 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended			6 Months Ended
	Dec. 04, 2012	Jun. 05, 2012	Dec. 04, 2012 50 Eggs [Member]	Dec. 04, 2012 50 Eggs [Member]	Dec. 04, 2012 50 Eggs [Member] Lime Fresh [Member]	Dec. 04, 2012 50 Eggs [Member] Marlin & Ray's [Member]	Dec. 04, 2012 Gourmet Market, Inc. [Member]	Nov. 29, 2011 Gourmet Market, Inc. [Member]	Dec. 04, 2012 Gourmet Market, Inc. [Member]	Nov. 29, 2011 Gourmet Market, Inc. [Member]	Dec. 04, 2012 Gourmet Market, Inc. [Member] Truffles [Member]	Dec. 04, 2012 Gourmet Market, Inc. [Member] Truffles [Member] Contingency Option 1 [Member]	Dec. 04, 2012 Gourmet Market, Inc. [Member] Truffles [Member] Contingency Option 2 [Member]
Related Party Transaction [Line Items]
Number of contracts				2
Monthly fee for marketing services					$ 52,500	$ 26,250
Payments to related party			200,000	600,000			14,423	38,265	53,250	98,097
Percentage of gross sales, licensing fee (in hundredths)									2.00%
Term of agreement									2 years
Monthly payments during first 12 months of agreement									20,833
Monthly payments during second 12 months of agreement									$ 10,417
Number of Restaurants	742	714									2	18	40
Contingency time period												5 years	10 years